Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Nature of Business

Note 1:  Nature of Business

MEMBERS Life Insurance Company (“MLIC” or the “Company”) is a life and health insurance stock company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and their members.  In 2013, MLIC began selling single premium deferred annuity contracts to credit union members through face-to-face and direct response distribution channels.  Prior to 2013, MLIC did not actively market new business; it primarily serviced existing blocks of individual and group life policies.  In January 2013, the Company entered into a reinsurance agreement with CMFG Life to cede 100% of any new business written.

MLIC is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York

CMFG Life provides significant services required in the conduct of the Company’s operations. Management believes allocations of expenses are reasonable, but the results of the Company’s operations may have materially differed from the results reflected in the accompanying financial statements if the Company did not have this relationship.

Note 1:  Nature of Business

MEMBERS Life Insurance Company (“MLIC” or the “Company”) is a life and health insurance stock company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and their members.  Currently, MLIC does not actively market new business.  The Company primarily services existing blocks of individual and group life policies.  In October 2012, the Company entered into a reinsurance agreement with CMFG Life and ceded 95% of its business in force.  See Note 7 for details of the agreement and related assets transferred to CMFG Life.

MLIC is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York.  In 2012 approximately 65% and 21% of premium was generated in Michigan and Texas, respectively.  In both 2011 and 2010, approximately 66% and 21% of premium was generated in Michigan and Texas, respectively.  No other state represents more than 5% of the Company’s premiums for any year in the three years ended December 31, 2012.

CMFG Life provides significant services required in the conduct of the Company’s operations. Management believes allocations of expenses are reasonable, but the results of the Company’s operations may have materially differed from the results reflected in the accompanying financial statements if the Company did not have this relationship.

In June 2011, the Board of Directors of CMFG Life approved a plan that converted CUNA Mutual Insurance Society (“CMIS”) (now known as CMFG Life Insurance Company) from a mutual insurance company structure to a mutual insurance holding company (“MHC”) structure. In September 2011, policyholders and the Iowa Insurance Commissioner approved the plan of reorganization.  The new MHC structure became effective January 31, 2012.

Under the reorganization plan, the policyholders of CMIS, who were the members and owners of CMIS, became members and owners of a new legal entity: CUNA Mutual Holding Company (“CMHC”).  A second new legal entity was also formed: CUNA Mutual Financial Group, Inc. (“CMFG”) to serve as an intermediate holding company, to own CMIS and its subsidiary companies.  Finally, CMIS issued 7,500,000 shares of common stock and was renamed CMFG Life Insurance Company.